SHARE BASED COMPENSATION (Summary of the RSUs) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding at the beginning of the period (in shares)		140,000	137,500
Granted (in shares)	0	0	280,000
Vested (in shares)	(140,000)	(140,000)	(137,500)
Outstanding at the end of the period (in shares)	0		140,000
Weighted Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)		$ 0.63	$ 1.36
Granted (in dollars per share)	$ 0	0	0.63
Vested (in dollars per share)	0.63	$ 0.63	1.36
Outstanding at the end of the period (in dollars per share)	$ 0		$ 0.63